CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil and Gas Revenues	$ 5,970,452	$ 1,151,957	$ 10,315,701	$ 1,757,444
Costs and Operating Expenses
Oil and gas production costs	771,100	141,255	1,207,529	785,959
Oil and gas production taxes	275,961	53,217	476,964	82,995
Depreciation, depletion and amortization	1,530,196	343,608	2,284,091	506,786
Accretion expense	24,382	11,453	53,681	20,906
General and administrative expense	1,564,461	1,567,704	6,682,760	2,392,645
Total Costs and Operating Expenses	4,166,100	2,117,237	10,705,025	3,789,291
Other Income (Expense)
Gain on derivative put options			0	276,736
Interest income	42,773		24,706	4,309
Interest expense			(9,890)	(218,805)
Net Other Income	42,773		14,816	62,240
Loss Before Provision for Income Taxes	1,847,125	(965,280)	(374,508)	(1,969,607)
Provision for Income Taxes	(683,436)		(77,701)	300,324
Net Loss	$ 1,163,689	$ (965,280)	$ (452,209)	$ (1,669,283)
Basic and Diluted Earnings (Loss) per Share	$ 0.05	$ (0.07)	$ (0.02)	$ (0.21)